Summary of significant accounting policies - Functional currency and foreign currency translation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Summary of significant accounting policies
Foreign exchange gain	¥ 271,411		¥ 70,265
Foreign exchange loss		¥ 1,387,541